Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Current:
PRC	$ 51,142	$ 39,467	$ 31,552
Deferred:
PRC	(518)	(1,936)	(5,331)
Total provision for income taxes	$ 50,624	$ 37,531	$ 26,221